SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT UNDER NON-CANCELLABLE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2025	$ 157,837
2026	159,282
2026	110,063
2026	40,616
2027	42,252
2028 and thereafter	28,919
Total undiscounted cash flows	538,969
Less discounting	(69,373)
Present value of lease liabilities	469,596	$ 377,709
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2025	448,505
2026	270,395
2026	202,970
2026
2027
2028 and thereafter
Total undiscounted cash flows	921,870
Less discounting	(82,121)
Present value of lease liabilities	$ 839,749	$ 1,200,930